Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Banking and Thrift [Abstract]
Deposits outstanding by type
Deposits outstanding by type of account are summarized as follows:

	At December 31, 2013			At December 31, 2012
		Weighted Rate	Interest Rate Range		Weighted Rate	Interest Rate Range
Checking Accounts	$136,695,876	0.04%	0.00-0.15%	$126,740,707	0.06%	0.00-0.20%
Money Market Accounts	240,631,708	0.28%	0.10-0.30%	234,382,412	0.38%	0.20-0.40%
Statement Savings Accounts	24,485,648	0.10%	0.00-0.10%	22,411,240	0.20%	0.00-0.20%
Total	$401,813,232	0.19%	0.00-0.30%	$383,534,359	0.26%	0.00-0.40%

Certificate Accounts:
0.00 – 1.99%	226,750,180			255,422,955
2.00 – 2.99%	28,848,252			32,975,486
3.00 – 3.99%	1,285,108			2,380,728
4.00 – 4.99%	—			1,523,474
5.00 – 5.99%	—			501,651
Total	256,883,540	0.83%	0.05-3.25%	292,804,294	1.11%	0.15-5.22%
Total Deposits	$658,696,772	0.44%	0.00-3.25%	$676,338,653	0.63%	0.00-5.22%

Amounts and scheduled maturities of all certificates of deposit
The amounts and scheduled maturities of all certificates of deposit are as follows:

	December 31,	December 31,
	2013	2012
Within 1 Year	$163,680,585	$182,062,395
After 1 Year, Within 2 Years	45,089,513	55,389,195
After 2 Years, Within 3 Years	22,483,793	22,172,081
After 3 Years, Within 4 Years	8,996,498	24,584,913
After 4 Years, Within 5 Years	16,633,151	8,595,710
Thereafter	—	—
	$256,883,540	$292,804,294